SECURITIES	12 Months Ended
Dec. 31, 2016
Securities [Abstract]
SECURITIES
NOTE D – SECURITIES

A summary of the amortized cost and estimated fair value of available-for-sale securities and held-to- maturity securities at December 31, 2016 and 2015 follows:

	December 31, 2016

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$9,023,293	$27,718	$6,341	$9,044,670
Tax-exempt and taxable obligations of states and municipal subdivisions	98,327,829	1,677,764	1,183,186	98,822,407
Mortgage-backed securities	114,990,863	602,179	1,304,090	114,288,952
Corporate obligations	21,274,200	66,477	1,230,566	20,110,111
Other	1,255,483	-	315,660	939,823
	$244,871,668	$2,374,138	$4,039,843	$243,205,963
Held-to-maturity securities:

Taxable obligations of states and municipal subdivisions	$6,000,000	$1,393,828	$-	$7,393,828

	December 31, 2015

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$19,479,107	$144,408	$12,565	$19,610,950
Tax-exempt and taxable obligations of states and municipal subdivisions	95,631,123	2,361,599	103,391	97,889,331
Mortgage-backed securities	98,222,658	1,127,562	425,100	98,925,120
Corporate obligations	23,494,670	62,408	1,210,996	22,346,082
Other	1,255,483	-	294,540	960,943
	$238,083,041	$3,695,977	$2,046,592	$239,732,426
Held-to-maturity securities:
Mortgage-backed securities	$1,092,120	$15,712	$-	$1,107,832
Taxable obligations of states and municipal subdivisions	6,000,000	1,440,000	-	7,440,000
	$7,092,120	$1,455,712	$-	$8,547,832

The scheduled maturities of securities at December 31, 2016, were as follows:

	Available-for-Sale		Held-to-Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due less than one year	$20,176,713	$20,216,901	$-	$-
Due after one year through five years	59,218,198	59,428,805	-	-
Due after five years through ten years	34,799,243	35,262,252	6,000,000	7,393,828
Due greater than ten years	15,686,651	14,009,053	-	-
Mortgage-backed securities	114,990,863	114,288,952	-	-
	$244,871,668	$243,205,963	$6,000,000	$7,393,828

Actual maturities can differ from contractual maturities because the obligations may be called or prepaid with or without penalties.

A gain of $126,286 was realized in 2016. No gain or loss was realized from the sale of available-for-sale securities in 2015 and a gain of $237,174 was recognized in 2014. No other-than-temporary impairment losses were recognized for each of the three years ended December 31, 2016.

Securities with a carrying value of $170,593,273 and $215,726,751 at December 31, 2016 and 2015, respectively, were pledged to secure public deposits, repurchase agreements, and for other purposes as required or permitted by law.

The details concerning securities classified as available-for-sale with unrealized losses as of December 31, 2016 and 2015, were as follows:

	2016
	Losses < 12 Months		Losses 12 Months or >		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. government agencies	$2,989,255	$6,341	$-	$-	$2,989,255	$6,341
Tax-exempt and tax-able obligations of states and municipal subdivisions	48,199,634	1,183,186	-	-	48,199,634	1,183,186
Mortgage-backed securities	78,467,029	1,294,942	1,905,698	9,148	80,372,727	1,304,090
Corporate obligations	5,075,850	17,932	2,828,766	1,212,634	7,904,616	1,230,566
Other	-	-	939,823	315,660	939,823	315,660
	$134,731,768	$2,502,401	$5,674,287	$1,537,442	$140,406,055	$4,039,843

	2015
	Losses < 12 Months		Losses 12 Months or >		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. government agencies	$4,975,580	$12,565	$-	$-	$4,975,580	$12,565
Tax-exempt and tax- able obligations of states and municipal subdivisions	12,762,528	50,055	3,049,129	53,336	15,811,657	103,391
Mortgage-backed securities	36,024,587	370,514	2,507,036	54,586	38,531,623	425,100
Corporate obligations	8,531,765	28,627	3,144,333	1,182,369	11,676,098	1,210,996
Other	-	-	960,943	294,540	960,943	294,540
	$62,294,460	$461,761	$9,661,441	$1,584,831	$71,955,901	$2,046,592

Approximately 47.4% of the number of securities in the investment portfolio at December 31, 2016, reflected an unrealized loss. Management is of the opinion the Company has the ability to hold these securities until such time as the value recovers or the securities mature. Management also believes the deterioration in value is attributable to changes in market interest rates and lack of liquidity in the credit markets. We have determined that these securities are not other-than-temporarily impaired based upon anticipated cash flows.